Document and Entity Information - USD ($)	12 Months Ended
	Apr. 30, 2017	Jun. 12, 2017	Oct. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	J M SMUCKER Co
Entity Central Index Key	0000091419
Document Type	10-K
Document Period End Date	Apr. 30, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		113,436,545
Entity Public Float			$ 14,314,803,639